Share-Based Compensation - Unvested Restricted Stock Award Activity (Detail) - Restricted Stock And Restricted Stock Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award
Balance at beginning of the period (in shares)	506,289	523,756	538,202
Granted (in shares)	207,575	168,254	167,095
Forfeited (in shares)	(26,970)	(18,171)	(28,713)
Earned and issued (in shares)	(179,764)	(167,550)	(152,828)
Balance at end of the period (in shares)	507,130	506,289	523,756
Weighted average grant date fair value (in usd per share)	$ 63.16	$ 65.11	$ 51.98
Fair value of restricted stock and restricted share units vested during the period	$ 11.3	$ 10.9	$ 7.8